CONCENTRATIONS (Details Narratives)	6 Months Ended		8 Months Ended	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			29.00%	71.00%	43.00%
Sales Revenue, Services, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			34.00%	30.00%	48.00%
Customer Four [Member]
Concentration Risk [Line Items]
Net revenues	48.00%
Customer [Member]
Concentration Risk [Line Items]
Net revenues	44.00%
Customer Two [Member]
Concentration Risk [Line Items]
Net revenues		37.00%